BUSINESS COMBINATIONS - Schedule of Property, Plant, and Equipment Acquired (Details) - CAD ($) $ in Millions		12 Months Ended
	Apr. 03, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Property, plant and equipment including right-of-use assets		$ (24,332)	$ (15,574)
Gross carrying amount
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)		7,714	10
Property, Plant And Equipment Including Right-Of-Use Assets Recognised As Of Acquisition Date		8,042	10
Property, plant and equipment		(47,412)	(37,211)	$ (35,373)
Right-of-use assets		(3,744)	(2,928)	(2,626)
Property, plant and equipment including right-of-use assets		(51,156)	(40,139)	(37,999)
Gross carrying amount | Land and buildings
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)		308	0
Property, plant and equipment		(1,447)	(1,283)	(1,241)
Gross carrying amount | Cable and wireless network
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)		5,946	10
Property, plant and equipment		(30,499)	(23,110)	(22,307)
Gross carrying amount | Computer equipment and software
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)		370	0
Property, plant and equipment		(7,931)	(6,992)	(6,607)
Gross carrying amount | Customer premise equipment
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)		640	0
Property, plant and equipment		(3,003)	(2,097)	(1,955)
Gross carrying amount | Leasehold improvements
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)		78	0
Property, plant and equipment		(817)	(711)	(680)
Gross carrying amount | Equipment and vehicles
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)		99	0
Property, plant and equipment		(1,451)	(1,312)	(1,253)
Gross carrying amount | Construction in process
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)		273	0
Property, plant and equipment		(2,264)	(1,706)	(1,330)
Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		25,641	23,688	22,692
Right-of-use assets		1,183	877	641
Property, plant and equipment including right-of-use assets		26,824	24,565	23,333
Accumulated depreciation and amortisation | Land and buildings
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		474	567	531
Accumulated depreciation and amortisation | Cable and wireless network
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		16,040	14,949	14,642
Accumulated depreciation and amortisation | Computer equipment and software
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		5,590	5,079	4,682
Accumulated depreciation and amortisation | Customer premise equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		2,073	1,748	1,604
Accumulated depreciation and amortisation | Leasehold improvements
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		447	390	353
Accumulated depreciation and amortisation | Equipment and vehicles
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		1,017	955	880
Accumulated depreciation and amortisation | Construction in process
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		0	$ 0	$ 0
Shaw Communications Inc.
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		(6,709)
Right-of-use assets		(260)
Property, plant and equipment including right-of-use assets		(6,969)
Shaw Communications Inc. | Land and buildings
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		(301)
Shaw Communications Inc. | Cable and wireless network
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		(5,231)
Shaw Communications Inc. | Computer equipment and software
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		(290)
Shaw Communications Inc. | Customer premise equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		(474)
Shaw Communications Inc. | Leasehold improvements
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		(51)
Shaw Communications Inc. | Equipment and vehicles
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		(89)
Shaw Communications Inc. | Construction in process
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		(273)
Shaw Communications Inc. | Gross carrying amount
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)	$ 7,694
Right-Of-Use Assets Recognised As Of Acquisition Date	328
Property, Plant And Equipment Including Right-Of-Use Assets Recognised As Of Acquisition Date	8,022
Shaw Communications Inc. | Gross carrying amount | Land and buildings
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)	308
Shaw Communications Inc. | Gross carrying amount | Cable and wireless network
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)	5,926
Shaw Communications Inc. | Gross carrying amount | Computer equipment and software
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)	370
Shaw Communications Inc. | Gross carrying amount | Customer premise equipment
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)	640
Shaw Communications Inc. | Gross carrying amount | Leasehold improvements
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)	78
Shaw Communications Inc. | Gross carrying amount | Equipment and vehicles
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)	99
Shaw Communications Inc. | Gross carrying amount | Construction in process
Disclosure of detailed information about business combination [line items]
Acquisitions from business combinations (note 3)	$ 273
Shaw Communications Inc. | Accumulated depreciation and amortisation
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		985
Right-of-use assets		68
Property, plant and equipment including right-of-use assets		1,053
Shaw Communications Inc. | Accumulated depreciation and amortisation | Land and buildings
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		7
Shaw Communications Inc. | Accumulated depreciation and amortisation | Cable and wireless network
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		695
Shaw Communications Inc. | Accumulated depreciation and amortisation | Computer equipment and software
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		80
Shaw Communications Inc. | Accumulated depreciation and amortisation | Customer premise equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		166
Shaw Communications Inc. | Accumulated depreciation and amortisation | Leasehold improvements
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		27
Shaw Communications Inc. | Accumulated depreciation and amortisation | Equipment and vehicles
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		10
Shaw Communications Inc. | Accumulated depreciation and amortisation | Construction in process
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		$ 0